FRANKLIN ETF TRUST

Schedule of Investments, December 31, 2023 (unaudited)

Franklin Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 29.4%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$2,387	$2,372
Export-Import Bank of the U.S.,
senior secured note, 1.90%, 7/12/24	416,298	412,332
secured note, 2.628%, 11/12/26	838,261	812,450
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 5.878%, (3-Month SOFR + 0.49%), 2/28/25	223,488	223,856
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	458,151	448,591
Petroleos Mexicanos, 2.378%, 4/15/25	210,000	201,713
Reliance Industries Ltd.,
2.512%, 1/15/26	468,750	455,978
senior secured note, 2.06%, 1/15/26	625,000	597,150
U.S. International Development Finance Corp., 4.01%, 5/15/30	1,150,000	1,130,521
U.S. Treasury Note,
2.75%, 5/15/25	2,500,000	2,441,211
3.00%, 6/30/24	12,000,000	11,874,661
3.125%, 8/15/25	18,700,000	18,330,383
4.50%, 11/15/25	9,000,000	9,031,465
Ulani MSN 37894, senior bond, 2.184%, 12/20/24	347,827	341,408

Total U.S. Government and Agency Securities (Cost $46,559,859)		46,304,091

Mortgage-Backed Securities 74.0%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 37.3%
FHLMC, 3.786%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	74,066	74,834
FHLMC, 3.966%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	42,283	42,976
FHLMC, 4.422%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	95,094	94,839
FHLMC, 4.443%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	6,164	6,297
FHLMC, 4.48%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	21,193	21,750
FHLMC, 4.618%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	43,639	43,078
FHLMC, 4.637%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	14,702	15,067
FHLMC, 4.696%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	17,863	17,884
FHLMC, 4.701%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	1,953	1,955
FHLMC, 4.715%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	23,589	24,118
FHLMC, 4.765%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	21,930	22,434
FHLMC, 4.777%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	66,044	65,889
FHLMC, 4.78%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	50,531	49,900
FHLMC, 4.794%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	2,840	2,802
FHLMC, 4.93%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	32,179	32,324
FHLMC, 4.959%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	250,697	257,020
FHLMC, 5.026%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,604	1,608
FHLMC, 5.061%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	7,176	7,339
FHLMC, 5.09%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	13,909	14,005
FHLMC, 5.119%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	318,681	327,063
FHLMC, 5.144%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	23	23
FHLMC, 5.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	21,408	21,193
FHLMC, 5.221%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	6,680	6,841
FHLMC, 5.245%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	340,911	347,647
FHLMC, 5.254%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	68,150	69,048
FHLMC, 5.264%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	18,529	18,357
FHLMC, 5.291%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	10,756	10,697
FHLMC, 5.33%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	298,488	305,878
FHLMC, 5.374%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	1,528	1,513

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 5.442%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	$49,995	$49,376
FHLMC, 5.451%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	8,035	7,953
FHLMC, 5.487%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	565	560
FHLMC, 5.531%, (SOFR +/- MBS Margin), 12/25/30	1,199,978	1,172,531
FHLMC, 5.549%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	121,710	124,836
FHLMC, 5.561%, (SOFR +/- MBS Margin), 4/25/31	869,185	850,583
FHLMC, 5.579%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,378	4,397
FHLMC, 5.581%, (SOFR +/- MBS Margin), 1/25/29	808,160	796,285
FHLMC, 5.592%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	7,798	7,841
FHLMC, 5.602%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	61,735	61,639
FHLMC, 5.607%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	44,492	45,676
FHLMC, 5.615%, (SOFR +/- MBS Margin), 12/25/30	611,896	598,184
FHLMC, 5.621%, (SOFR +/- MBS Margin), 1/25/29	2,646,128	2,610,193
FHLMC, 5.635%, (SOFR +/- MBS Margin), 2/25/25	139,916	139,285
FHLMC, 5.639%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	22,333	22,664
FHLMC, 5.644%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	5,598	5,711
FHLMC, 5.651%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	839,465	862,908
FHLMC, 5.655%, (SOFR +/- MBS Margin), 3/25/25	222,192	221,184
FHLMC, 5.66%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	794,950	813,336
FHLMC, 5.665%, (SOFR +/- MBS Margin), 3/25/28	79,678	79,018
FHLMC, 5.667%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	19,465	19,821
FHLMC, 5.667%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	15,389	15,233
FHLMC, 5.675%, (SOFR +/- MBS Margin), 5/25/25	94,958	94,495
FHLMC, 5.685%, (SOFR +/- MBS Margin), 1/25/28	386,107	380,939
FHLMC, 5.691%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	170,563	174,171
FHLMC, 5.695%, (SOFR +/- MBS Margin), 12/25/24	151,796	151,679
FHLMC, 5.701%, (SOFR +/- MBS Margin), 5/25/29	2,764,713	2,740,830
FHLMC, 5.705%, (SOFR +/- MBS Margin), 12/25/30	1,101,447	1,086,037
FHLMC, 5.709%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	624,909	640,942
FHLMC, 5.72%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	13,445	13,347
FHLMC, 5.721%, (SOFR +/- MBS Margin), 2/25/32	1,730,878	1,708,506
FHLMC, 5.735%, (SOFR +/- MBS Margin), 8/25/27	652,095	645,644
FHLMC, 5.735%, (SOFR +/- MBS Margin), 6/25/28	275,519	272,261
FHLMC, 5.745%, (SOFR +/- MBS Margin), 11/25/24	11,601	11,570
FHLMC, 5.745%, (SOFR +/- MBS Margin), 7/25/30	1,555,982	1,529,129
FHLMC, 5.745%, (SOFR +/- MBS Margin), 8/25/30	352,104	348,953
FHLMC, 5.745%, (SOFR +/- MBS Margin), 11/25/30	618,288	607,395
FHLMC, 5.765%, (SOFR +/- MBS Margin), 9/25/30	1,266,055	1,252,321
FHLMC, 5.775%, (SOFR +/- MBS Margin), 9/25/24	164,886	164,565
FHLMC, 5.775%, (SOFR +/- MBS Margin), 9/25/30	773,805	766,657
FHLMC, 5.781%, (SOFR +/- MBS Margin), 4/25/32	2,422,373	2,398,406
FHLMC, 5.785%, (SOFR +/- MBS Margin), 11/25/27	127,344	126,387
FHLMC, 5.789%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	144,850	148,796
FHLMC, 5.795%, (SOFR +/- MBS Margin), 8/25/24	60,691	60,618
FHLMC, 5.795%, (SOFR +/- MBS Margin), 8/25/30	1,138,792	1,127,150
FHLMC, 5.805%, (SOFR +/- MBS Margin), 8/25/24	1,047,721	1,046,804
FHLMC, 5.805%, (SOFR +/- MBS Margin), 6/25/27	486,840	484,648
FHLMC, 5.805%, (SOFR +/- MBS Margin), 6/25/30	503,053	498,051
FHLMC, 5.811%, (SOFR +/- MBS Margin), 6/25/32	2,852,536	2,829,568
FHLMC, 5.815%, (SOFR +/- MBS Margin), 5/25/24	341,981	341,820
FHLMC, 5.815%, (SOFR +/- MBS Margin), 3/25/27	16,702	16,589
FHLMC, 5.815%, (SOFR +/- MBS Margin), 6/25/30	887,822	881,934
FHLMC, 5.84%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	4,078	4,089

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 5.845%, (SOFR +/- MBS Margin), 8/25/25	$116,047	$115,840
FHLMC, 5.854%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	1,396	1,382
FHLMC, 5.871%, (SOFR +/- MBS Margin), 6/25/32	2,671,565	2,659,753
FHLMC, 5.885%, (SOFR +/- MBS Margin), 6/25/26	502,170	500,217
FHLMC, 5.885%, (SOFR +/- MBS Margin), 5/25/29	1,046,579	1,041,951
FHLMC, 5.885%, (SOFR +/- MBS Margin), 6/25/30	1,742,744	1,731,132
FHLMC, 5.887%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	561	563
FHLMC, 5.894%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	12	11
FHLMC, 5.903%, (SOFR +/- MBS Margin), 10/15/40	1,093,526	1,073,616
FHLMC, 5.915%, (SOFR +/- MBS Margin), 5/25/30	1,236,323	1,232,917
FHLMC, 5.92%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	2,543	2,529
FHLMC, 5.925%, (SOFR +/- MBS Margin), 4/25/26	849,452	848,947
FHLMC, 5.935%, (SOFR +/- MBS Margin), 2/25/26	1,388,755	1,388,988
FHLMC, 5.935%, (SOFR +/- MBS Margin), 7/25/26	1,161,316	1,159,838
FHLMC, 5.937%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	24,972	25,767
FHLMC, 5.945%, (SOFR +/- MBS Margin), 1/25/26	530,472	529,711
FHLMC, 5.945%, (SOFR +/- MBS Margin), 10/25/26	1,546,914	1,542,393
FHLMC, 5.955%, (SOFR +/- MBS Margin), 12/25/29	1,367,453	1,354,201
FHLMC, 5.963%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	19,760	20,281
FHLMC, 5.964%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	10,353	10,356
FHLMC, 5.965%, (SOFR +/- MBS Margin), 7/25/29	899,277	899,118
FHLMC, 5.965%, (SOFR +/- MBS Margin), 8/25/29	1,298,557	1,298,339
FHLMC, 5.965%, (SOFR +/- MBS Margin), 9/25/29	614,115	613,389
FHLMC, 5.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	9,429	9,324
FHLMC, 5.975%, (SOFR +/- MBS Margin), 3/25/29	1,760,383	1,760,027
FHLMC, 5.982%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	6,791	6,959
FHLMC, 5.985%, (SOFR +/- MBS Margin), 12/25/28	1,326,258	1,321,978
FHLMC, 5.985%, (SOFR +/- MBS Margin), 2/25/29	504,203	503,182
FHLMC, 6.005%, (SOFR +/- MBS Margin), 11/25/28	522,335	521,747
FHLMC, 6.015%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	296	293
FHLMC, 6.03%, (SOFR +/- MBS Margin), 10/25/30	1,520,000	1,522,198
FHLMC, 6.07%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,038	3,035
FHLMC, 6.078%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	4,837	4,950
FHLMC, 6.111%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,125	1,126
FHLMC, 6.145%, (SOFR +/- MBS Margin), 2/25/27	594,611	595,742
FHLMC, 6.159%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	112,707	116,104
FHLMC, 6.168%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	68,863	70,577
FHLMC, 6.197%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	297	295
FHLMC, 6.245%, (SOFR +/- MBS Margin), 3/25/30	1,105,429	1,105,296
FHLMC, 6.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	4,923	4,899
FHLMC, 6.308%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	1,726	1,759
FHLMC, 6.324%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	48,585	49,829
FHLMC, 6.341%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	8,596	8,790
FHLMC, 6.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	55,093	56,288
FHLMC, 6.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	71,508	73,062
FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	8,895	9,005
FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	11,510	11,513
FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	16,326	16,784
FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	18,018	18,466
FHLMC, 6.427%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	2	2
FHLMC, 6.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	23,752	23,824

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 7.326%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	$33	$32

		58,836,219

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.7%
FHLMC, 0.75%, 5/25/44	1,610,813	1,275,157
FHLMC, 2.00%, 2/25/50	892,220	743,814
FHLMC, 2.995%, 12/25/25	1,500,000	1,453,141
FHLMC, 3.062%, 12/25/24	1,478,419	1,449,362
FHLMC, 3.49%, 1/25/24	40,053	39,900
FHLMC, 3.50%, 6/01/26	89,250	87,563
FHLMC, 4.00%, 3/01/49	791,907	762,643

		5,811,580

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 8.8%
FNMA, 3.83%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	24,088	23,905
FNMA, 3.878%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	16,736	17,049
FNMA, 3.93%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	12,772	13,046
FNMA, 3.969%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	7,437	7,611
FNMA, 3.97%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	10,520	10,477
FNMA, 4.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,149	1,146
FNMA, 4.174%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	175	174
FNMA, 4.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	4,719	4,693
FNMA, 4.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	14,181	14,612
FNMA, 4.223%, (11th District COF +/- MBS Margin), 10/01/27	39	39
FNMA, 4.234%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	23,616	23,608
FNMA, 4.279%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	3,960	4,054
FNMA, 4.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	7,194	7,130
FNMA, 4.29%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,306	1,299
FNMA, 4.366%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	58,782	60,238
FNMA, 4.38%, (11th District COF +/- MBS Margin), 8/01/28	10,606	10,452
FNMA, 4.383%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	2,997	2,996
FNMA, 4.422%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	18,243	18,169
FNMA, 4.426%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	484	477
FNMA, 4.457%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	4,793	4,775
FNMA, 4.495%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	18,978	18,910
FNMA, 4.532%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	13,528	13,939
FNMA, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	53,911	53,981
FNMA, 4.585%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	14,396	14,745
FNMA, 4.618%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	25,869	26,005
FNMA, 4.636%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	241	238
FNMA, 4.694%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	2,257	2,273
FNMA, 4.695%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	8,515	8,527
FNMA, 4.709%, (11th District COF +/- MBS Margin), 8/01/29	3,614	3,572
FNMA, 4.714%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	793	786
FNMA, 4.798%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	24,534	24,431
FNMA, 4.809%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,313	3,342
FNMA, 4.821%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	23	23
FNMA, 4.845%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	236	233
FNMA, 4.845%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	1,444	1,443
FNMA, 4.87%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	878	865
FNMA, 4.895%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	30,129	30,934

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.939%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	$79,680	$81,750
FNMA, 4.955%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	3,467	3,462
FNMA, 4.96%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	15,115	14,957
FNMA, 4.962%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	43,769	44,915
FNMA, 4.963%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	148,598	148,753
FNMA, 4.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	29,831	29,593
FNMA, 4.987%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	5,784	5,738
FNMA, 5.00%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	229,022	232,132
FNMA, 5.019%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	44,179	43,994
FNMA, 5.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	8,757	8,636
FNMA, 5.066%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	102,989	106,224
FNMA, 5.08%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	8,425	8,398
FNMA, 5.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	50,663	52,247
FNMA, 5.169%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	91,007	90,471
FNMA, 5.177%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	969,369	1,001,473
FNMA, 5.193%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	2,546	2,513
FNMA, 5.217%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	159,059	162,284
FNMA, 5.225%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	17,879	18,352
FNMA, 5.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	3,593	3,550
FNMA, 5.30%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	24	24
FNMA, 5.31%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	9,220	9,263
FNMA, 5.32%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	3,240	3,247
FNMA, 5.337%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	14,998	15,412
FNMA, 5.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	13,146	13,214
FNMA, 5.348%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	28,365	28,997
FNMA, 5.371%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	58,555	58,850
FNMA, 5.387%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	3,123	3,128
FNMA, 5.391%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	22,972	23,441
FNMA, 5.397%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	13,620	13,966
FNMA, 5.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	18,805	19,267
FNMA, 5.416%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	134	134
FNMA, 5.451%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	1,986	1,976
FNMA, 5.456%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	622,328	640,234
FNMA, 5.459%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	255,326	262,827
FNMA, 5.463%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	100,343	102,509
FNMA, 5.485%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	937	929
FNMA, 5.485%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	2,258	2,267
FNMA, 5.492%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	7,863	7,998
FNMA, 5.497%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	30,301	30,177
FNMA, 5.497%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	484,513	500,136
FNMA, 5.507%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	67,532	67,691
FNMA, 5.509%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	3,369	3,380
FNMA, 5.515%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	14,413	14,685
FNMA, 5.52%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	13,293	13,164
FNMA, 5.532%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	28,662	29,676
FNMA, 5.534%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,421	15,354
FNMA, 5.612%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	154,468	157,500
FNMA, 5.615%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	2,945	2,922
FNMA, 5.619%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	16,395	16,255
FNMA, 5.621%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	2,900	2,899
FNMA, 5.628%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	64,661	64,774
FNMA, 5.638%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	420,421	430,393
FNMA, 5.646%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	12,392	12,914

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 5.656%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	$1,038,034	$1,068,512
FNMA, 5.666%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	133	132
FNMA, 5.701%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	139,777	143,350
FNMA, 5.715%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	27,408	27,230
FNMA, 5.719%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,169	4,260
FNMA, 5.721%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	82,388	82,702
FNMA, 5.728%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	41,853	41,422
FNMA, 5.731%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	23,609	23,541
FNMA, 5.769%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	141	140
FNMA, 5.795%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	62,902	64,546
FNMA, 5.802%, (SOFR +/- MBS Margin), 10/25/58	1,266,960	1,227,684
FNMA, 5.807%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	27,215	27,875
FNMA, 5.842%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	360	357
FNMA, 5.846%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	6,139	6,164
FNMA, 5.852%, (SOFR +/- MBS Margin), 5/25/40	378,634	371,812
FNMA, 5.852%, (SOFR +/- MBS Margin), 9/25/46	773,991	762,772
FNMA, 5.852%, (SOFR +/- MBS Margin), 10/25/46	673,963	664,634
FNMA, 5.873%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	76	75
FNMA, 5.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	3,519	3,558
FNMA, 5.902%, (SOFR +/- MBS Margin), 10/25/41	1,407,288	1,400,379
FNMA, 5.902%, (SOFR +/- MBS Margin), 7/25/49	1,551,518	1,509,407
FNMA, 5.904%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	45,792	45,753
FNMA, 5.941%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	77,997	77,984
FNMA, 5.953%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,023	4,011
FNMA, 5.957%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	238,915	247,088
FNMA, 5.978%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	36,142	37,492
FNMA, 6.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	16,938	16,853
FNMA, 6.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	268	267
FNMA, 6.119%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	36,222	36,040
FNMA, 6.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	7,835	7,788
FNMA, 6.128%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	36,942	37,885
FNMA, 6.182%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	3,687	3,671
FNMA, 6.187%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	256	256
FNMA, 6.189%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	48,121	49,085
FNMA, 6.23%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	15,603	15,539
FNMA, 6.273%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	8,694	8,644
FNMA, 6.324%, (1 Year CMT +/- MBS Margin), 1/01/31	11,727	11,515
FNMA, 6.329%, (1 Year CMT +/- MBS Margin), 6/01/40	21,999	22,111
FNMA, 6.329%, (1 Year CMT +/- MBS Margin), 11/01/40	5,856	5,708
FNMA, 6.402%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	7,937	8,192
FNMA, 6.404%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,178	1,210
FNMA, 6.564%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	397	395
FNMA, 6.594%, (1 Year CMT +/- MBS Margin), 11/01/35	10,237	9,926
FNMA, 6.639%, (1 Year CMT +/- MBS Margin), 11/01/35	14,317	13,901
FNMA, 6.722%, (1 Year CMT +/- MBS Margin), 10/01/35	62,124	61,128
FNMA, 6.746%, (1 Year CMT +/- MBS Margin), 11/01/35	9,830	9,547
FNMA, 6.773%, (1 Year CMT +/- MBS Margin), 11/01/35	8,205	7,980
FNMA, 6.802%, (1 Year CMT +/- MBS Margin), 11/01/35	83,689	82,403
FNMA, 6.853%, (1 Year CMT +/- MBS Margin), 11/01/35	30,839	30,483
FNMA, 6.857%, (1 Year CMT +/- MBS Margin), 11/01/35	16,572	16,381
FNMA, 6.875%, (1 Year CMT +/- MBS Margin), 11/01/35	21,867	21,628
FNMA, 6.907%, (1 Year CMT +/- MBS Margin), 11/01/35	15,210	15,056
FNMA, 6.964%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	858	857

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 6.964%, (1 Year CMT +/- MBS Margin), 11/01/35	$70,126	$69,195
FNMA, 6.976%, (1 Year CMT +/- MBS Margin), 10/01/35	157,027	155,812
FNMA, 6.981%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	392	391
FNMA, 7.036%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	3,902	3,953
FNMA, 7.079%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	110,517	111,229
FNMA, 7.096%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	828	825
FNMA, 7.107%, (1 Year CMT +/- MBS Margin), 10/01/36	24,221	23,643
FNMA, 7.153%, (1 Year CMT +/- MBS Margin), 9/01/36	14,952	14,835
FNMA, 7.18%, (1 Year CMT +/- MBS Margin), 5/01/36	29,420	29,468
FNMA, 7.213%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	1,521	1,544
FNMA, 7.223%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	37,223	37,899
FNMA, 7.225%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	8,259	8,418
FNMA, 7.237%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	18,646	18,656
FNMA, 7.255%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	3,382	3,447
FNMA, 7.261%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	5,534	5,636
FNMA, 7.281%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	47,535	48,239
FNMA, 7.289%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	1,502	1,521
FNMA, 7.425%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	5,256	5,271
FNMA, 7.425%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	879	888
FNMA, 7.501%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	1,814	1,851

		13,939,292

Federal National Mortgage Association (FNMA) Fixed Rate 20.5%
FNMA, 0.785%, 7/25/30	2,508,011	2,299,582
FNMA, 1.75%, 1/25/43	950,089	812,295
FNMA, 3.00%, 10/25/45	939,113	884,838
FNMA, 3.50%, 9/01/25	9,242	9,096
FNMA, 3.50%, 10/01/25	91,633	90,112
FNMA, 3.50%, 3/01/26	82,812	81,338
FNMA, 3.50%, 8/01/26	20,702	20,134
FNMA, 3.50%, 8/01/26	9,559	9,294
FNMA, 3.50%, 10/01/26	991	972
FNMA, 3.50%, 10/01/26	616	603
FNMA, 3.50%, 10/01/26	3,187	3,124
FNMA, 3.50%, 1/01/27	2,445	2,393
FNMA, 3.50%, 1/01/27	4,980	4,879
FNMA, 3.50%, 1/01/27	110,951	108,936
FNMA, 3.50%, 4/01/27	36,293	35,522
FNMA, 3.50%, 7/01/27	127,732	125,355
FNMA, 3.50%, 5/01/31	35,441	34,736
FNMA, 5.50%, 3/01/53	9,366,502	9,408,024
[c]FNMA, 5.50%, 1/15/54	2,457,000	2,467,749
FNMA, 6.00%, 7/01/53	1,814,941	1,843,250
FNMA, 6.00%, 8/01/53	1,681,684	1,707,915
FNMA, 6.00%, 9/01/53	8,613,387	8,747,739
[c]FNMA, 6.00%, 1/15/54	3,520,000	3,574,450

		32,272,336

[b]Government National Mortgage Association (GNMA) Adjustable Rate 2.4%
GNMA, 5.772%, (SOFR +/- MBS Margin), 4/20/37	1,225,977	1,220,868
GNMA, 5.802%, (SOFR +/- MBS Margin), 6/20/41	1,658,405	1,636,446

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Government National Mortgage Association (GNMA) Adjustable Rate (continued)
GNMA, 6.073%, (SOFR +/- MBS Margin), 1/16/40	$930,638	$930,393

		3,787,707

Government National Mortgage Association (GNMA) Fixed Rate 1.3%
GNMA, 2.50%, 9/20/27	36,174	36,010
[c]GNMA, 6.00%, 1/15/54	1,970,000	2,003,321

		2,039,331

Total Mortgage-Backed Securities (Cost $118,760,576)		116,686,465

Total Investments before Short Term Investments (Cost $165,320,435)		162,990,556

	Shares
Short Term Investments (Cost $1,392,362) 0.9%

Money Market Funds 0.9%
[d,e]Institutional Fiduciary Trust Money Market Portfolio, 5.03%	1,392,362	1,392,362

Total Investments (Cost $166,712,797) 104.3%		164,382,918
Other Assets, less Liabilities (4.3)%		(6,774,524)

Net Assets 100.0%		$157,608,394

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

At December 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts

U.S. Treasury 2 Yr. Note	Long	212	$43,653,781	3/28/24	$447,887

U.S. Treasury 5 Yr. Note	Long	16	1,740,375	3/28/24	30,558

U.S. Treasury 10 Yr. Note	Short	84	9,482,812	3/19/24	(261,963)

U.S. Treasury 10 Yr. Ultra	Short	6	708,094	3/19/24	(27,249)

U.S. Treasury Long Bond	Short	25	3,123,438	3/19/24	(211,199)

Total Futures Contracts					$(21,966)

 *As of period end.

Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index

COF	Cost of Funds

FRN	Floating Rate Note

LIBOR	London InterBank Offered Rate

MBS	Mortgage-Backed Security

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

Franklin ETF Trust

Notes to Schedule of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:

					Net Change in		Number of

	Value at				Unrealized	Value at	Shares

	Beginning			Realized	Appreciation	End of	Held at End	Dividend

	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 5.03%	$ 8,118,307	$ 71,778,056	$ (78,504,001)	$ —	$ —	$ 1,392,362	1,392,362	$ 157,410

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$46,304,091	$-	$46,304,091
Mortgage-Backed Securities	-	116,686,465	-	116,686,465
Short Term Investments	1,392,362	-	-	1,392,362
Total Investments in Securities	$1,392,362	$162,990,556	$-	$164,382,918
Other Financial Instruments:
Futures Contracts	$478,445	$-	$-	$478,445
Liabilities:
Other Financial Instruments:
Futures Contracts	$500,411	$-	$-	$500,411

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.